United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/19

Date of Reporting Period: 01/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | FICMX	Service | FITSX

Federated Government Income Trust
Fund Established 1982

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Income Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from February 1, 2018 through January 31, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Government Income Trust (the “Fund”), based on net asset value for the 12-month reporting period ended January 31, 2019, was 2.51% for the Institutional Shares and 2.31% for the Service Shares. The 2.51% total return of the Institutional Shares for the reporting period consisted of 2.51% in taxable dividends and 0.00% of price appreciation/depreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund's broad-based securities market index, returned 3.00% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 2.55% for the same period. The Fund's and the LUSMFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;3 (b) security selection; and (c) sector allocation. These were the most significant factors affecting the Fund's performance relative to the BBMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, U.S. Treasury yields bear flattened with significant yield increases from 0-3 years and small yield declines for 5-, 7- and 10-year maturities. The U.S. economy reaccelerated during the reporting period as business confidence rose and lower taxes lifted consumer spending. Consumers continued to lead overall growth, but growth in business investment was rapid as well. Outside the U.S., growth in China, Europe and emerging markets peaked mid-way through the reporting period and showed notable deceleration in subsequent quarters. Credit spreads tightened, and the stock market reached a new all-time high during the reporting period, but subsequently reversed rapidly late in the reporting period due to a reversal of market sentiment.
The Federal Reserve (the “Fed”) raised the federal funds target rate four times during the reporting period, moving the target rate from a range of 1.25%-1.75% up to 2.25%-2.50%. The Fed also continued the normalization of its balance sheet by allowing a slow, managed runoff of principal from its holdings of U.S. Treasury securities and mortgage-backed securities.4 While the economic expansion appears to be durable, the Fed remained focused on policy measures to help increase employment and bring inflation up toward its 2% target.
Annual Shareholder Report

During the reporting period, the 2-year U.S. Treasury yield increased 32 basis points to 2.46% while the 10-year U.S. Treasury yield decreased 8 basis points to 2.63%.5
DURATION
Duration for the Fund stayed below the BBMBS duration during the reporting period, contributing to Fund performance as interest rates rose. The Fund used derivatives as a tool to assist in managing Fund duration.6 The principal derivative used by the Fund was U.S. Treasury futures contracts. During the reporting period, the use of derivatives contributed positively to Fund performance due to the gain from U.S. Treasury futures contracts.
SECURITY SELECTION
Overall, during the reporting period, the Fund had above-BBMBS exposure to higher-coupon mortgage pools, relative to 3.0%, 3.5% and 4.0% pools. The higher-coupon mortgage pools performed better over the reporting period. As a result, security selection added to Fund performance during the reporting period.
Sector Allocation
The Fund's investment strategy focused less on sector allocation during the reporting period as there were fewer opportunities within the mortgage space. As a result, sector allocation did not make a significant contribution to Fund performance during the reporting period.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Trust from January 31, 2009 to January 31, 2019, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of January 31, 2019
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 1/31/2019
	1 Year	5 Years	10 Years
Institutional Shares	2.51%	1.79%	2.54%
Service Shares	2.31%	1.58%	2.34%
BBMBS	3.00%	2.37%	3.17%
LUSMFA	2.55%	2.14%	3.68%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBMBS tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	98.5%
Collateralized Mortgage Obligations	9.8%
Cash Equivalents[2]	4.1%
Derivative Contracts[3]	(0.1)%
Other Assets and Liabilities—Net[4]	(12.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
January 31, 2019
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.5%
		Federal Home Loan Mortgage Corporation—19.0%
$3,468,197		3.000%, 5/1/2045	$3,420,460
393,756		3.500%, 11/1/2025	401,639
1,169,041		3.500%, 8/1/2026	1,195,207
1,286,648		3.500%, 6/1/2032	1,312,555
2,687,281		3.500%, 5/1/2046	2,709,698
13,792,422		3.500%, 9/1/2047	13,881,620
2,350,741		3.500%, 10/1/2047	2,365,944
9,111,648		3.500%, 11/1/2047	9,173,422
13,128,028		4.000%, 1/1/2047	13,481,760
29,693		4.500%, 6/1/2019	29,719
594,867		4.500%, 3/1/2024	611,722
532,696		4.500%, 11/1/2039	561,169
679,161		4.500%, 5/1/2040	715,463
1,110,338		4.500%, 6/1/2040	1,169,687
194,301		4.500%, 9/1/2040	204,686
967,950		4.500%, 9/1/2040	1,019,687
246,107		5.000%, 8/1/2023	253,946
72,691		5.500%, 12/1/2021	74,626
8,927		5.500%, 1/1/2022	9,186
28,713		5.500%, 1/1/2022	29,264
72,764		5.500%, 1/1/2022	74,642
820,974		5.500%, 5/1/2034	887,110
20,058		5.500%, 12/1/2035	21,764
160,314		5.500%, 3/1/2036	174,425
345,025		5.500%, 1/1/2038	374,345
158,116		5.500%, 3/1/2038	170,960
135,146		5.500%, 11/1/2038	146,271
132,200		5.500%, 1/1/2039	142,937
123,848		6.000%, 3/1/2038	138,479
21,634		6.500%, 9/1/2029	23,866
33,245		7.000%, 2/1/2031	37,921
40,534		7.000%, 10/1/2031	45,046
6,903		7.000%, 10/1/2031	7,503
78,360		7.000%, 1/1/2032	89,519
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$87,885		7.000%, 3/1/2032	$98,846
125,831		7.500%, 6/1/2027	140,119
16,815		7.500%, 8/1/2029	19,180
2,218		7.500%, 3/1/2030	2,556
5,088		7.500%, 1/1/2031	5,823
103,176		7.500%, 2/1/2031	118,005
		TOTAL	55,340,777
		Federal National Mortgage Association—51.0%
3,447,303		3.000%, 6/1/2027	3,464,236
2,448,408		3.000%, 7/1/2027	2,460,434
1,501,784		3.000%, 6/1/2032	1,505,864
4,083,920		3.000%, 8/1/2032	4,095,014
3,161,069		3.000%, 8/1/2045	3,116,314
3,627,752		3.000%, 8/1/2045	3,576,389
38,705,943	[2]	3.000%, 10/1/2046	38,073,263
21,500,000	[3]	3.000%, 2/1/2049	21,124,864
795,012		3.500%, 1/1/2026	811,495
6,943,412		3.500%, 12/1/2041	7,031,143
1,300,711		3.500%, 4/1/2042	1,316,740
3,582,464		3.500%, 9/1/2042	3,625,491
478,865		3.500%, 9/1/2042	484,616
3,406,741		3.500%, 9/1/2042	3,452,448
463,851		3.500%, 9/1/2042	469,494
974,007		3.500%, 12/1/2042	985,401
7,500,000	[3]	3.500%, 2/1/2049	7,539,583
3,815,569		4.000%, 12/1/2031	3,960,987
2,651,356		4.000%, 12/1/2041	2,740,804
9,870,344		4.000%, 12/1/2041	10,217,218
1,558,906		4.000%, 4/1/2042	1,611,011
3,329,874		4.000%, 6/1/2042	3,441,173
6,808,383		4.000%, 12/1/2042	7,045,523
3,000,000	[3]	4.000%, 2/1/2049	3,071,693
2,013,615		4.500%, 9/1/2041	2,152,382
1,222,367		4.500%, 10/1/2041	1,285,596
2,508,703		4.500%, 11/1/2041	2,638,470
160,202		4.500%, 11/1/2041	168,739
1,278,523		4.500%, 1/1/2042	1,343,058
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$247,219		5.000%, 10/1/2023	$255,328
148,809		5.000%, 4/1/2024	154,125
1,398,852		5.000%, 1/1/2040	1,497,655
464,474		5.500%, 12/1/2035	504,947
36,069		6.000%, 2/1/2022	37,216
786,816		6.000%, 2/1/2033	874,285
39,029		6.000%, 5/1/2036	43,384
149,183		6.000%, 7/1/2036	166,310
484,830		6.000%, 1/1/2037	540,268
46,078		6.000%, 9/1/2037	51,441
69,044		6.000%, 9/1/2037	77,105
175,929		6.000%, 6/1/2038	196,183
92,009		6.000%, 8/1/2038	102,991
40,871		6.000%, 10/1/2038	45,663
2,505		6.500%, 12/1/2027	2,740
3,375		6.500%, 6/1/2029	3,764
9,904		6.500%, 7/1/2029	11,030
2,424		6.500%, 8/1/2029	2,691
9,852		6.500%, 8/1/2029	10,918
64,833		6.500%, 4/1/2032	72,106
208,555		6.500%, 5/1/2032	232,827
41,229		6.500%, 12/1/2035	46,509
30,004		6.500%, 7/1/2037	33,966
455,679		6.500%, 8/1/2037	517,079
111,709		6.500%, 9/1/2037	126,529
1,430		7.000%, 7/1/2029	1,601
6,753		7.000%, 9/1/2029	7,114
468		7.000%, 10/1/2031	499
56,181		7.000%, 11/1/2031	64,122
21,569		7.000%, 12/1/2031	24,496
50,098		7.000%, 12/1/2031	57,350
24,001		7.000%, 12/1/2031	27,039
4,045		7.000%, 12/1/2031	4,162
7,545		7.000%, 1/1/2032	8,585
35,515		7.000%, 2/1/2032	40,722
20,560		7.500%, 7/1/2028	23,324
44,594		7.500%, 8/1/2031	51,221
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$69,197		8.000%, 12/1/2026	$77,811
10,485		10.000%, 9/1/2021	11,089
160		10.000%, 11/1/2021	163
7		10.500%, 12/1/2019	7
2		10.500%, 1/1/2021	2
22		10.500%, 4/1/2022	23
		TOTAL	148,815,833
		Government National Mortgage Association—28.5%
2,403,096		3.500%, 12/15/2040	2,438,978
4,985,951		3.500%, 9/15/2041	5,060,401
1,010,279		3.500%, 1/15/2042	1,028,206
2,269,374		3.500%, 2/15/2042	2,309,642
1,183,847		3.500%, 5/20/2042	1,203,896
557,675		3.500%, 8/15/2042	567,919
3,347,790		3.500%, 8/20/2042	3,404,487
1,021,383		3.500%, 9/15/2042	1,040,145
941,117		3.500%, 9/15/2042	958,405
8,017,445		3.500%, 9/20/2047	8,123,160
12,936,938		3.500%, 10/20/2048	13,104,485
3,505,175		4.000%, 3/15/2042	3,637,192
1,847,210		4.000%, 8/15/2042	1,915,050
886,509		4.000%, 12/15/2042	919,066
2,623,942		4.000%, 2/15/2043	2,720,308
1,430,504		4.000%, 2/15/2043	1,483,040
2,893,823		4.000%, 3/15/2043	3,000,100
960,237		4.000%, 3/15/2043	995,502
1,939,685		4.000%, 3/15/2043	2,010,921
1,142,532		4.000%, 3/15/2043	1,184,493
2,985,397		4.000%, 10/20/2048	3,074,895
2,331,943		4.500%, 6/15/2040	2,458,711
3,379,787		4.500%, 8/15/2040	3,564,574
1,478,153		4.500%, 8/15/2040	1,558,969
2,334,361		4.500%, 11/15/2040	2,461,990
710,520		4.500%, 1/15/2042	748,257
156,425		4.500%, 2/15/2042	164,977
793,957		5.000%, 10/15/2033	839,716
2,607,191		5.000%, 2/15/2040	2,773,894
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,172,944		5.000%, 9/15/2041	$1,248,675
1,133,780		5.000%, 10/15/2041	1,206,274
200,529		5.500%, 4/15/2034	215,724
585,896		5.500%, 6/15/2034	632,067
66,868		6.000%, 1/15/2032	74,443
280,588		6.000%, 5/15/2036	317,281
6,697		6.500%, 5/15/2027	7,333
5,044		6.500%, 1/15/2029	5,614
13,989		6.500%, 1/15/2029	15,518
10,198		6.500%, 1/20/2029	11,252
5,502		6.500%, 2/15/2029	5,936
10,621		6.500%, 3/15/2029	11,796
10,521		6.500%, 3/15/2029	11,723
3,519		6.500%, 3/20/2029	3,891
5,259		6.500%, 5/20/2029	5,826
28,210		6.500%, 6/15/2029	31,204
11,495		6.500%, 7/20/2029	12,720
5,744		6.500%, 8/20/2029	6,375
2,905		6.500%, 10/20/2029	3,215
5,067		6.500%, 11/20/2029	5,630
3,094		6.500%, 10/20/2030	3,461
6,633		6.500%, 4/20/2031	7,439
3,333		6.500%, 5/20/2031	3,740
19,188		6.500%, 6/20/2031	21,531
8,397		6.500%, 7/15/2031	9,445
1,014		6.500%, 7/15/2031	1,144
5,308		6.500%, 7/20/2031	5,959
5,618		6.500%, 10/20/2031	6,313
4,741		6.500%, 11/20/2031	5,332
13,914		6.500%, 1/20/2032	15,636
211,017		6.500%, 10/20/2038	239,978
21,078		7.000%, 6/15/2026	23,058
7,909		7.000%, 6/15/2026	8,645
9,198		7.000%, 12/15/2026	10,019
11,156		7.000%, 6/15/2027	12,245
1,940		7.000%, 10/15/2027	2,139
11,101		7.000%, 11/15/2027	12,195
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$6,663		7.000%, 2/15/2028	$7,349
16,720		7.000%, 4/15/2028	18,539
24,729		7.000%, 6/15/2028	27,573
3,724		7.000%, 6/15/2028	4,155
33,115		7.000%, 7/15/2028	36,949
10,956		7.000%, 7/15/2028	12,148
52,332		7.000%, 8/15/2028	58,697
11,017		7.000%, 8/15/2028	12,250
4,341		7.000%, 9/15/2028	4,841
1,595		7.000%, 9/15/2028	1,746
7,025		7.000%, 10/15/2028	7,822
9,664		7.000%, 10/15/2028	10,819
18,777		7.000%, 10/15/2028	20,908
57,239		7.000%, 11/15/2028	64,361
30,629		7.000%, 11/15/2028	33,961
60,976		7.000%, 12/15/2028	67,357
15,304		7.000%, 12/15/2028	17,219
22,298		7.000%, 12/15/2028	24,811
19,056		7.000%, 12/15/2028	21,233
4,310		7.000%, 1/15/2029	4,840
7,726		7.000%, 1/15/2029	8,621
5,831		7.000%, 1/15/2029	6,483
3,770		7.000%, 1/15/2029	4,073
11,772		7.000%, 1/15/2029	13,220
12,263		7.000%, 1/15/2029	13,797
2,784		7.000%, 1/15/2029	3,123
11,428		7.000%, 1/15/2029	12,827
15,016		7.000%, 1/15/2029	16,915
5,342		7.000%, 1/15/2029	5,715
34,467		7.000%, 1/15/2029	38,803
13,809		7.000%, 1/15/2029	15,478
3,026		7.000%, 1/15/2029	3,206
12,041		7.000%, 2/15/2029	13,311
3,168		7.000%, 2/15/2029	3,564
6,028		7.000%, 2/15/2029	6,320
7,439		7.000%, 2/15/2029	8,360
2,633		7.000%, 2/15/2029	2,947
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$11,469		7.000%, 2/15/2029	$12,880
318		7.000%, 2/15/2029	351
150		7.000%, 2/15/2029	164
1,691		7.000%, 3/15/2029	1,888
3,601		7.000%, 3/15/2029	4,034
16,657		7.000%, 3/15/2029	18,456
1,201		7.000%, 3/15/2029	1,353
1,165		7.000%, 3/15/2029	1,313
1,877		7.000%, 3/15/2029	2,117
1,218		7.000%, 3/15/2029	1,370
78		7.000%, 3/15/2029	81
143		7.000%, 3/15/2029	147
2,732		7.000%, 3/15/2029	3,042
40,094		7.000%, 4/15/2029	44,825
56,549		7.000%, 4/15/2029	63,546
10,624		7.000%, 4/15/2029	11,989
2,812		7.000%, 4/15/2029	3,162
2,375		7.000%, 4/15/2029	2,657
40		7.000%, 4/15/2029	45
6,054		7.000%, 4/15/2029	6,794
11,312		7.000%, 4/15/2029	12,595
8,541		7.000%, 4/15/2029	9,335
248		7.000%, 4/15/2029	279
3,482		7.000%, 5/15/2029	3,912
1,022		7.000%, 5/15/2029	1,148
2,605		7.000%, 5/15/2029	2,936
3,148		7.000%, 5/15/2029	3,554
3,209		7.000%, 5/15/2029	3,606
8,505		7.000%, 6/15/2029	9,586
3,035		7.000%, 6/15/2029	3,427
4,217		7.000%, 6/15/2029	4,727
330		7.000%, 6/15/2029	372
4,094		7.000%, 6/15/2029	4,361
783		7.000%, 6/15/2029	884
12,067		7.000%, 6/15/2029	13,586
1,920		7.000%, 6/15/2029	2,168
936		7.000%, 6/15/2029	1,056
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$7,087		7.000%, 7/15/2029	$7,969
2,574		7.000%, 7/15/2029	2,846
12,522		7.000%, 7/15/2029	14,131
64,098		7.000%, 7/15/2029	72,030
11,250		7.000%, 7/15/2029	12,710
1,731		7.000%, 7/15/2029	1,888
3,554		7.000%, 7/15/2029	3,999
6,235		7.000%, 7/15/2029	7,044
5,300		7.000%, 7/15/2029	5,926
8,212		7.000%, 7/15/2029	9,204
1,085		7.000%, 8/15/2029	1,224
2,150		7.000%, 8/15/2029	2,432
3,475		7.000%, 8/15/2029	3,924
3,249		7.000%, 8/15/2029	3,652
1,645		7.000%, 8/15/2029	1,860
11,388		7.000%, 8/15/2029	12,732
4,178		7.000%, 9/15/2029	4,692
14,419		7.000%, 9/15/2029	16,253
6,745		7.000%, 9/15/2029	7,617
5,114		7.000%, 9/15/2029	5,777
7,855		7.000%, 9/15/2029	8,870
783		7.000%, 10/15/2029	793
2,154		7.000%, 11/15/2029	2,440
20,585		7.000%, 12/15/2029	23,146
5,946		7.000%, 12/15/2029	6,173
5,278		7.000%, 12/15/2029	5,920
3,698		7.000%, 1/15/2030	4,193
21,523		7.000%, 1/15/2030	24,413
13,169		7.000%, 1/15/2030	14,525
6,390		7.000%, 1/15/2030	7,153
23,210		7.000%, 2/15/2030	25,897
13,134		7.000%, 2/15/2030	14,898
12,525		7.000%, 2/15/2030	14,126
57,346		7.000%, 2/15/2030	65,082
56,654		7.000%, 3/15/2030	63,971
23,562		7.000%, 3/15/2030	26,542
8,233		7.000%, 4/15/2030	9,210
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$3,636		7.000%, 4/15/2030	$4,129
17,963		7.000%, 6/15/2030	20,429
5,963		7.000%, 6/15/2030	6,745
48,426		7.000%, 8/15/2030	54,988
8,138		7.000%, 8/15/2030	9,173
13,075		7.000%, 9/15/2030	14,397
15,596		7.000%, 10/15/2030	17,709
7,376		7.000%, 10/15/2030	8,102
84		7.000%, 10/15/2030	85
30,179		7.000%, 10/15/2030	34,359
6,326		7.000%, 11/15/2030	7,199
9,935		7.000%, 2/15/2031	11,329
118,800		7.000%, 2/15/2031	135,256
30,771		7.000%, 3/15/2031	35,070
10,910		7.000%, 3/15/2031	12,334
1,112		7.000%, 7/15/2031	1,260
490		7.000%, 9/15/2031	549
23,160		7.000%, 10/15/2031	26,487
10,478		7.000%, 11/15/2031	12,001
16,192		7.000%, 1/15/2032	18,356
9,488		7.000%, 4/15/2032	10,768
15,370		7.000%, 5/15/2032	17,472
836		7.000%, 11/15/2032	923
620		7.000%, 1/15/2033	712
254,457		7.500%, 11/15/2027	285,481
196,103		7.500%, 11/15/2027	220,013
570		7.500%, 4/15/2029	645
5,730		7.500%, 7/15/2029	6,375
428		7.500%, 7/15/2029	439
439		7.500%, 7/15/2029	499
10,238		7.500%, 8/15/2029	11,736
34,900		7.500%, 8/15/2029	39,489
9,258		7.500%, 8/15/2029	10,483
1,312		7.500%, 8/15/2029	1,505
26,919		7.500%, 8/15/2029	30,757
39,494		7.500%, 8/15/2029	45,301
879		7.500%, 8/15/2029	1,000
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$25,397		7.500%, 8/20/2029	$28,774
5,330		7.500%, 9/15/2029	6,065
56,116		7.500%, 9/15/2029	64,160
41,268		7.500%, 10/15/2029	47,058
5,267		7.500%, 10/15/2029	6,034
3,531		7.500%, 10/15/2029	4,053
12,481		7.500%, 10/15/2029	13,992
8,075		7.500%, 12/15/2029	9,189
9,972		7.500%, 1/15/2030	11,348
17,269		7.500%, 3/20/2030	19,642
31,602		7.500%, 8/15/2030	36,036
77		7.500%, 10/15/2030	80
74,422		7.500%, 10/15/2030	82,658
14,551		7.500%, 10/15/2030	16,669
39,483		7.500%, 10/15/2030	44,911
11,053		7.500%, 11/20/2030	12,625
8,046		7.500%, 12/15/2030	9,264
8,017		7.500%, 1/15/2031	9,240
6,565		7.500%, 2/15/2031	7,558
25,580		7.500%, 4/20/2031	29,369
66,452		7.500%, 7/15/2031	75,910
1,785		7.500%, 9/15/2031	2,044
14,225		7.500%, 9/15/2031	15,889
17,680		7.500%, 10/15/2031	20,417
12,928		7.500%, 11/15/2031	14,952
15,472		7.500%, 12/15/2031	17,155
7,586		7.500%, 2/15/2032	8,791
11,775		7.500%, 3/15/2032	13,505
9,163		7.500%, 5/15/2032	10,552
2,644		8.000%, 11/15/2023	2,836
79,220		8.000%, 11/15/2027	89,182
57,428		8.000%, 11/15/2027	65,133
10,490		8.000%, 5/15/2029	12,176
100,667		8.000%, 8/15/2029	116,587
76,569		8.000%, 11/15/2029	89,116
32,405		8.000%, 12/15/2029	37,741
1,203		8.000%, 12/15/2029	1,263
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,970		8.000%, 1/15/2030	$3,455
14,916		8.000%, 1/15/2030	17,396
6,842		8.000%, 1/15/2030	7,907
1,608		8.000%, 2/15/2030	1,642
4,464		8.000%, 2/15/2030	5,188
2,497		8.000%, 3/15/2030	2,663
13,236		8.000%, 4/15/2030	15,477
6,357		8.000%, 4/15/2030	7,357
462		8.000%, 4/15/2030	527
4,208		8.000%, 4/15/2030	4,856
7,250		8.000%, 4/15/2030	8,444
889		8.000%, 4/15/2030	1,039
2,214		8.000%, 5/15/2030	2,591
1,452		8.000%, 5/15/2030	1,685
9,064		8.000%, 5/15/2030	10,490
644		8.000%, 5/15/2030	728
6,598		8.000%, 5/15/2030	7,695
2,015		8.000%, 5/15/2030	2,308
11,876		8.000%, 6/15/2030	13,651
8,599		8.000%, 6/15/2030	9,981
9,917		8.000%, 6/15/2030	11,494
1,043		8.000%, 6/15/2030	1,218
1,835		8.000%, 6/15/2030	2,081
34,159		8.000%, 6/15/2030	39,994
70,848		8.000%, 6/15/2030	82,513
5,245		8.000%, 6/15/2030	6,075
2,742		8.000%, 7/15/2030	3,196
2,439		8.000%, 7/15/2030	2,640
48,799		8.000%, 7/15/2030	57,061
10,370		8.000%, 7/15/2030	12,141
5,959		8.000%, 7/15/2030	6,921
26,280		8.000%, 8/15/2032	29,859
19,687		8.000%, 8/15/2032	23,400
24,030		8.500%, 6/15/2030	27,519
		TOTAL	82,976,225
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $292,306,135)	287,132,835
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.8%
		Federal Home Loan Mortgage Corporation—7.4%
$10,023,682	[2,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3081, Class FB, 2.968% (1-month USLIBOR +0.460%), 12/15/2035	$10,062,111
6,084,976	[2,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3114, Class PF, 2.908% (1-month USLIBOR +0.400%), 2/15/2036	6,092,343
5,349,643	[2,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3910, Class FB, 3.008% (1-month USLIBOR +0.500%), 8/15/2041	5,375,631
		TOTAL	21,530,085
		Federal National Mortgage Association—0.6%
1,703,375	[2,4]	Federal National Mortgage Association REMIC, Series 2007-84, Class FN, 3.010% (1-month USLIBOR +0.500%), 8/25/2037	1,710,783
		Government National Mortgage Association—1.8%
5,173,901	[4]	Government National Mortgage Association REMIC, Series 2012-38, Class FA, 2.903% (1-month USLIBOR +0.400%), 3/20/2042	5,166,385
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,014,274)	28,407,253
		INVESTMENT COMPANY—4.1%
12,066,546		Federated Government Obligations Fund, Premier Shares, 2.30%[5] (IDENTIFIED COST $12,066,546)	12,066,546
		TOTAL INVESTMENT IN SECURITIES—112.4% (IDENTIFIED COST $332,386,955)[6]	327,606,634
		OTHER ASSETS AND LIABILITIES - NET—(12.4)%[7]	(36,151,133)
		TOTAL NET ASSETS—100%	$291,455,501
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes 5-Year Short Futures	150	$17,228,906	March 2019	$(89,413)
[8]United States Treasury Notes 10-Year Short Futures	60	$7,348,125	March 2019	$(184,286)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(273,699)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2018	5,610,874
Purchases/Additions	144,171,384
Sales/Reductions	(137,715,712)
Balance of Shares Held 1/31/2019	12,066,546
Value	$12,066,546
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$84,245
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximate one to ten years.
2	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transactions.
3	To Be Announced Securities (TBAs). All or a portion of these securities are subject to dollar-roll transactions.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $332,729,539.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of January 31, 2019.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$287,132,835	$—	$287,132,835
Collateralized Mortgage Obligations	—	28,407,253	—	28,407,253
Investment Company	12,066,546	—	—	12,066,546
TOTAL SECURITIES	$12,066,546	$315,540,088	$—	$327,606,634
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(273,699)	—	—	(273,699)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(273,699)	$—	$—	$(273,699)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended January 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.97	$10.13	$10.34	$10.44	$10.28
Income From Investment Operations:
Net investment income[1]	0.24	0.21	0.17	0.17	0.25
Net realized and unrealized gain (loss)	(0.00)[2]	(0.13)	(0.17)	(0.03)	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.08	0.00	0.14	0.44
Less Distributions:
Distributions from net investment income	(0.24)	(0.24)	(0.21)	(0.24)	(0.28)
Net Asset Value, End of Period	$9.97	$9.97	$10.13	$10.34	$10.44
Total Return[3]	2.51%	0.78%	0.02%	1.36%	4.31%
Ratios to Average Net Assets:
Net expenses	0.63%	0.63%	0.62%	0.62%	0.62%
Net investment income	2.46%	2.07%	1.64%	1.67%	2.40%
Expense waiver/reimbursement[4]	0.12%	0.08%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$267,582	$356,449	$417,820	$452,756	$495,495
Portfolio turnover	56%	201%	264%	307%	153%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	29%	17%	18%	54%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended January 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.97	$10.13	$10.34	$10.44	$10.28
Income From Investment Operations:
Net investment income[1]	0.22	0.19	0.15	0.15	0.23
Net realized and unrealized gain (loss)	(0.00)[2]	(0.13)	(0.17)	(0.03)	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.06	(0.02)	0.12	0.42
Less Distributions:
Distributions from net investment income	(0.22)	(0.22)	(0.19)	(0.22)	(0.26)
Net Asset Value, End of Period	$9.97	$9.97	$10.13	$10.34	$10.44
Total Return[3]	2.31%	0.58%	(0.18)%	1.16%	4.11%
Ratios to Average Net Assets:
Net expenses	0.83%	0.83%	0.82%	0.82%	0.82%
Net investment income	2.26%	1.87%	1.44%	1.47%	2.22%
Expense waiver/reimbursement[4]	0.09%	0.06%	0.04%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,873	$28,203	$34,800	$58,206	$63,715
Portfolio turnover	56%	201%	264%	307%	153%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	29%	17%	18%	54%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2019
Assets:
Investment in securities, at value including $12,066,546 of investment in an affiliated holding (identified cost $332,386,955)		$327,606,634
Restricted cash (Note 2)		180,000
Income receivable		856,178
Income receivable from affiliated holdings		17,218
Receivable for shares sold		95,568
TOTAL ASSETS		328,755,598
Liabilities:
Payable for investments purchased	$36,716,842
Payable for shares redeemed	265,463
Payable for daily variation margin on futures contracts	69,097
Income distribution payable	95,459
Payable for investment adviser fee (Note 5)	5,180
Payable for administrative fees (Note 5)	635
Payable for Directors'/Trustees' fees (Note 5)	1,644
Payable for other service fees (Notes 2 and 5)	22,390
Accrued expenses (Note 5)	123,387
TOTAL LIABILITIES		37,300,097
Net assets for 29,245,582 shares outstanding		$291,455,501
Net Assets Consist of:
Paid-in capital		$308,778,523
Total distributable earnings (loss)		(17,323,022)
TOTAL NET ASSETS		$291,455,501
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($267,582,186 ÷ 26,850,244 shares outstanding), no par value, unlimited shares authorized		$9.97
Service Shares:
Net asset value per share ($23,873,315 ÷ 2,395,338 shares outstanding), no par value, unlimited shares authorized		$9.97
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended January 31, 2019
Investment Income:
Interest			$9,729,256
Dividends received from an affiliated holding*			84,245
TOTAL INCOME			9,813,501
Expenses:
Investment adviser fee (Note 5)		$1,270,228
Administrative fee (Note 5)		254,299
Custodian fees		45,159
Transfer agent fee		250,334
Directors'/Trustees' fees (Note 5)		10,323
Auditing fees		29,600
Legal fees		11,473
Portfolio accounting fees		149,249
Other service fees (Notes 2 and 5)		284,375
Share registration costs		42,731
Printing and postage		36,006
Miscellaneous (Note 5)		30,576
TOTAL EXPENSES		2,414,353
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(129,193)
Reimbursement of other operating expenses (Notes 2 and 5)	(232,608)
TOTAL WAIVER AND REIMBURSEMENTS		(361,801)
Net expenses			2,052,552
Net investment income			7,760,949
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(657,116)
Net realized gain on futures contracts			555,056
Net change in unrealized depreciation of investments			(567,587)
Net change in unrealized appreciation of futures contracts			(432,254)
Net realized and unrealized gain (loss) on investments and futures contracts			(1,101,901)
Change in net assets resulting from operations			$6,659,048
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended January 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,760,949	$8,787,879
Net realized gain (loss)	(102,060)	459,903
Net change in unrealized appreciation/depreciation	(999,841)	(5,151,080)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,659,048	4,096,702
Distributions to Shareholders (Note 2):
Institutional Shares	(7,282,256)	(9,405,507)
Service Shares	(593,167)	(690,752)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,875,423)	(10,096,259)
Share Transactions:
Proceeds from sale of shares	39,032,768	66,790,736
Net asset value of shares issued to shareholders in payment of distributions declared	6,599,606	8,530,752
Cost of shares redeemed	(137,612,148)	(137,289,892)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(91,979,774)	(61,968,404)
Change in net assets	(93,196,149)	(67,967,961)
Net Assets:
Beginning of period	384,651,650	452,619,611
End of period	$291,455,501	$384,651,650
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
January 31, 2019
1. ORGANIZATION
Federated Government Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair
Annual Shareholder Report

value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $361,801 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended January 31, 2018, were from net investment income. Undistributed net investment income at January 31, 2018, was $91,684.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended January 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$220,002	$(220,002)
Service Shares	64,373	(12,606)
TOTAL	$284,375	$(232,608)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $11,620,655. This is based on amounts held as of each month-end throughout the fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to manage duration risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At January 31, 2019, the Fund had no outstanding written option contracts.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$273,699*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended January 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$555,056
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(432,254)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended January 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,735,848	$36,874,042	6,222,087	$63,130,288
Shares issued to shareholders in payment of distributions declared	615,291	6,062,942	785,811	7,965,183
Shares redeemed	(13,255,906)	(130,654,083)	(12,517,021)	(126,898,473)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,904,767)	$(87,717,099)	(5,509,123)	$(55,803,002)

Year Ended January 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	219,526	$2,158,726	360,901	$3,660,448
Shares issued to shareholders in payment of distributions declared	54,481	536,664	55,792	565,569
Shares redeemed	(707,460)	(6,958,065)	(1,024,516)	(10,391,419)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(433,453)	$(4,262,675)	(607,823)	$(6,165,402)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,338,220)	$(91,979,774)	(6,116,946)	$(61,968,404)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards and dollar-roll transactions.
For the year ended January 31, 2019, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(998,295)	$998,295
Annual Shareholder Report

Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$7,875,423	$10,096,259
As of January 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$55,112
Net unrealized depreciation	$(5,122,905)
Capital loss carryforwards	$(12,255,229)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market of futures contracts.
At January 31, 2019, the cost of investments for federal tax purposes was $332,729,539. The net unrealized depreciation of investments for federal tax purposes was $5,122,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,605,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,728,415. The amounts presented are inclusive of derivative contracts.
At January 31, 2019, the Fund had a capital loss carryforward of $12,255,229 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$11,361,947	$893,282	$12,255,229
Capital loss carryforwards of $998,295 expired during the year ended January 31, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2019, the Adviser voluntarily waived $126,279 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended January 31, 2019, the Adviser reimbursed $2,914.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended January 31, 2019, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended January 31, 2019, FSSC received $18,932 and reimbursed $232,608 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% and 0.83% (the
Annual Shareholder Report

“Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended January 31, 2019, were as follows:
Purchases	$28,526,322
Sales	$33,773,523
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the year ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the year ended January 31, 2019, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF federated Government Income Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Government Income Trust (the “Fund”), including the portfolio of investments, as of January 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at January 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
March 25, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,026.40	$3.22
Service Shares	$1,000	$1,025.40	$4.24
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.00	$3.21
Service Shares	$1,000	$1,021.00	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.63%
Service Shares	0.83%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Annual Shareholder Report

Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: August 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career and currently serves as the Dean of the School of Law of Duquesne University. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Government Income Trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to
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be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year period was above the median of the relevant Peer Group, the Fund's performance was at the median of the relevant Peer Group for the five-year period, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314199100
CUSIP 314199209
30081 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $30,200

Fiscal year ended 2018 - $29,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $654,334

Fiscal year ended 2018 - $731,810

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involved the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders could vote on the election of members to the Hermes Fund’s committee was not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019